PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 13,362	$ 13,845
Less: accumulated amortization	(1,713)	(1,448)
Deferred Costs, Leasing, Net	$ 11,649	$ 12,397